LONG-TERM DEBT (Details)		1 Months Ended																							12 Months Ended
	Jan. 30, 2013	Nov. 30, 2015 USD ($) carriers subsidiaries	Jul. 31, 2015 USD ($) carriers subsidiaries	Jun. 30, 2015 USD ($) carriers containership subsidiaries	Dec. 31, 2014 USD ($) carriers subsidiaries	Nov. 30, 2014 USD ($) containership subsidiaries	Sep. 30, 2014 USD ($) containership subsidiaries	Aug. 31, 2014 USD ($) vessel subsidiaries	Jun. 30, 2014 subsidiaries	Mar. 31, 2014	Jan. 31, 2013 USD ($) $ / shares shares	Nov. 30, 2012 USD ($) carriers subsidiaries	Oct. 31, 2012 NOK	Nov. 30, 2011	Jul. 31, 2011 USD ($) vessel subsidiaries	May. 31, 2011 USD ($) vessel subsidiaries	Mar. 31, 2011 USD ($)	Feb. 28, 2011	Nov. 30, 2010 USD ($) carriers subsidiaries	Mar. 31, 2010 USD ($) vessel	Feb. 28, 2010 USD ($)	Mar. 31, 2008 USD ($) tankers subsidiaries	Feb. 28, 2008 USD ($)	Apr. 30, 2006 vessel subsidiaries	Dec. 31, 2015 USD ($) carriers vessel $ / shares	Dec. 31, 2015 NOK	Dec. 31, 2014 USD ($) carriers	Dec. 31, 2014 NOK	Dec. 31, 2013 USD ($)	Mar. 31, 2016 USD ($)	Feb. 29, 2016 vessel	Dec. 31, 2015 NOK carriers vessel	Dec. 31, 2014 NOK carriers	Mar. 19, 2014 NOK	Feb. 10, 2011 USD ($) $ / shares	Feb. 08, 2011 USD ($)
Debt Instrument [Line Items]
Long-term debt					$ 1,732,459,000																				$ 1,666,476,000		$ 1,732,459,000
Less : current portion of long-term debt					(182,415,000)																				(208,031,000)		(182,415,000)
Total long-term debt, non-current portion					1,550,044,000																				1,458,445,000		1,550,044,000
Long-term Debt, by Maturity [Abstract]
2014																									208,031,000
2015																									185,246,000
2016																									532,553,000
2017																									255,744,000
2018																									117,590,000
Thereafter																									367,312,000
Long-term debt					$ 1,732,459,000																				$ 1,666,476,000		$ 1,732,459,000
Three month dollar LIBOR rate (in hundredths)					0.256%																				0.613%		0.256%					0.613%	0.256%
Three month Norwegian kroner NIBOR rate (in hundredths)					1.48%																				1.13%		1.48%					1.13%	1.48%
Number of car carriers | carriers																									2							2
Book value of assets pledged under ship mortgages					$ 2,062,000,000																				$ 2,087,000,000		$ 2,062,000,000
Equity component of convertible bond issuance, net											$ 20,722,000														0		0		$ 20,722,000
US Dollar 53.2 Million Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt					44,300,000																				39,900,000		44,300,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					44,300,000																				39,900,000		44,300,000
Debt amount												$ 53,200,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries												2
Number of car carriers | carriers												2
Debt Instrument, Term												5 years
US Dollar 45 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt					45,000,000																				36,000,000		45,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					45,000,000																				$ 36,000,000		45,000,000
Debt amount				$ 45,000,000
Number of container vessels | containership				7
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries									7
Debt Instrument, Term									5 years
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Long-term Debt, by Maturity [Abstract]
Interest rate											3.25%
Debt amount											$ 350,000,000
Maturity date of debt	Feb. 01, 2018
Conversion price (in dollars per share) | $ / shares											$ 21.945														$ 16.2456
Premium of conversion price to share price											33.00%
Common shares loaned to affiliate | shares											6,060,606
Related party share loan fee											$ 1,000,000
NOK 900 Million Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Long-term debt					119,277,000																				$ 85,434,000		119,277,000					NOK 758,000,000	NOK 892,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					119,277,000																				85,434,000		119,277,000					758,000,000	892,000,000
Debt amount | NOK																																		NOK 900,000,000
Amount of debt repurchased | NOK																										NOK 142,000,000		NOK 8,000,000
Maturity date of debt										Mar. 19, 2019
Redemption price of debt (in hundredths)																																		100.50%
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt					125,000,000																				117,500,000		125,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					125,000,000																				$ 117,500,000		125,000,000
Interest rate																																			3.75%
Debt amount																																			$ 125,000,000
Amount of debt repurchased | NOK																										7,500,000		0
Maturity date of debt																		Feb. 10, 2016
Conversion price (in dollars per share) | $ / shares																									$ 16.61										$ 27.05
Premium of conversion price to share price																																			35.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																																			130.00%
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt					76,487,000																				$ 63,681,000		76,487,000					565,000,000	572,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					76,487,000																				63,681,000		76,487,000					NOK 565,000,000	NOK 572,000,000
Debt amount | NOK													NOK 600,000,000
Amount of debt repurchased | NOK																										43,000,000		36,000,000
Maturity date of debt													Oct. 19, 2017
Redemption price of debt (in hundredths)													100.50%
Proceeds from resale of debt previous purchased | NOK																										NOK 8,000,000		NOK 8,000,000
Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt					350,000,000																				350,000,000		350,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					350,000,000																				350,000,000		350,000,000
Floating Rate Debt [Member]
Debt Instrument [Line Items]
Long-term debt					1,061,695,000																				1,049,861,000		1,061,695,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					$ 1,061,695,000																				$ 1,049,861,000		$ 1,061,695,000
Weighted average interest rate (in hundredths)					4.98%																				4.22%		4.98%					4.22%	4.98%
Floating Rate Debt [Member] | US$ 210 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt					$ 171,400,000																				$ 0		$ 171,400,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					171,400,000																				0		171,400,000
Number of new vessels acquired that were partly funded by secured term loan facility | vessel																								5
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries																								5
Term of loan in years																								12 years
Floating Rate Debt [Member] | US$ 30 million secured revolving credit facility (February 2008) [Member]
Debt Instrument [Line Items]
Long-term debt					3,000,000																				0		3,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					3,000,000																				0		3,000,000
Debt amount																							$ 30,000,000
Debt Instrument, Term																							7 years
Floating Rate Debt [Member] | US$ 49 million secured term loan and revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term debt					28,000,000																				8,000,000		28,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					28,000,000																				8,000,000		28,000,000
Debt amount																						$ 49,000,000
Number of new vessels acquired that were partly funded by secured term loan facility | tankers																						2
Available amount under revolving part of credit facility					0																				12,000,000		0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries																						2
Term of loan in years																						10 years
Floating Rate Debt [Member] | US$ 43 million secured term loan facility (February 2010) [Member]
Debt Instrument [Line Items]
Long-term debt					29,100,000																				26,300,000		29,100,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					29,100,000																				26,300,000		29,100,000
Debt amount																					$ 42,600,000.0
Term of loan in years																					5 years
Floating Rate Debt [Member] | US$ 725 million secured term loan and revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term debt					71,500,000																				0		71,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					71,500,000																				0		71,500,000
Debt amount																				$ 725,000,000
Term of loan in years																				5 years
Number of vessels against which loan was secured | vessel																				26
Floating Rate Debt [Member] | US$ 43 million secured term loan facility (March 2010) [Member]
Debt Instrument [Line Items]
Long-term debt					29,100,000																				26,300,000		29,100,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					29,100,000																				26,300,000		29,100,000
Debt amount																				$ 42,600,000.0
Term of loan in years																				5 years
Floating Rate Debt [Member] | US$ 54 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt					38,000,000																				34,100,000		38,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					38,000,000																				34,100,000		38,000,000
Debt amount																			$ 53,700,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries																			2
Number of vessels against which loan was secured | carriers																			2
Debt Instrument, Term																			8 years
Floating Rate Debt [Member] | US$ 95 million secured term loan and revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term debt					57,500,000																				22,500,000		57,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					57,500,000																				22,500,000		57,500,000
Debt amount																																				$ 95,000,000
Available amount under revolving part of credit facility					0																				2,500,000		0
Debt Instrument, Term														7 years
Floating Rate Debt [Member] | US$ 75 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt					56,600,000																				50,800,000		56,600,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					56,600,000																				50,800,000		56,600,000
Debt amount																	$ 75,400,000.0
Term of loan in years																	8 years
Number of vessels against which loan was secured																	3
Floating Rate Debt [Member] | US$ 171 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt					134,200,000																				122,200,000		134,200,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					134,200,000																				122,200,000		134,200,000
Debt amount																$ 171,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries																8
Term of loan in years																10 years
Number of vessels against which loan was secured | vessel																7
Floating Rate Debt [Member] | US$ 167 million secured term loan facility
Debt Instrument [Line Items]
Long-term debt					72,200,000																				0		72,200,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					72,200,000																				0		72,200,000
Debt amount															$ 166,800,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries															5
Number of vessels against which loan was secured | vessel															5
Debt Instrument, Term															6 years
Floating Rate Debt [Member] | US Dollar 45 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Available amount under revolving part of credit facility					0																				9,000,000		0
Floating Rate Debt [Member] | US dollar 101 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt					98,700,000																				87,800,000		98,700,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					98,700,000																				$ 87,800,000		98,700,000
Debt amount								$ 101,400,000.0
Number of offshore supply vessels | vessel								6
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries								6
Number of remaining vessels relating to loan facility | vessel																									5							5
Debt Instrument, Term								5 years
Floating Rate Debt [Member] | US dollar 20 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt					20,000,000																				$ 20,000,000		20,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					20,000,000																				20,000,000		20,000,000
Debt amount							$ 20,000,000
Number of container vessels | containership				2
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries							2
Debt Instrument, Term							5 years
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (September 2014) [Member]
Debt Instrument [Line Items]
Long-term debt					126,400,000																				117,900,000		126,400,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					126,400,000																				117,900,000		126,400,000
Debt amount							$ 127,500,000.0
Number of container vessels | containership							2
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries							2
Debt Instrument, Term							7 years
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (November 2014) [Member]
Debt Instrument [Line Items]
Long-term debt					0																				121,100,000		0
Long-term Debt, by Maturity [Abstract]
Long-term debt					0																				121,100,000		0
Debt amount						$ 127,500,000.0
Number of container vessels | containership						2
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries						2
Debt Instrument, Term						7 years
Floating Rate Debt [Member] | US dollar 39 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt					36,400,000																				34,000,000		36,400,000
Long-term Debt, by Maturity [Abstract]
Long-term debt					36,400,000																				34,000,000		36,400,000
Debt amount					$ 39,000,000																						$ 39,000,000
Number of drybulk carriers | carriers					2																						2						2
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries					2
Debt Instrument, Term					8 years
Floating Rate Debt [Member] | US dollar 250 million secured revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term debt					$ 0																				73,500,000		$ 0
Long-term Debt, by Maturity [Abstract]
Long-term debt					0																				73,500,000		0
Debt amount				$ 250,000,000
Available amount under revolving part of credit facility					0																				$ 154,600,000		0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries				17
Number of vessels sold | carriers																									3							3
Number of remaining vessels relating to loan facility | carriers																									14							14
Number of vessels against which loan was secured | carriers				17
Debt Instrument, Term				3 years
Floating Rate Debt [Member] | US dollar 166 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt					0																				$ 159,500,000		0
Long-term Debt, by Maturity [Abstract]
Long-term debt					0																				159,500,000		0
Debt amount			$ 166,000,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries			8
Number of vessels against which loan was secured | carriers			8
Debt Instrument, Term			7 years
Floating Rate Debt [Member] | US dollar 210 million secured term loan facility (Maersk) [Member]
Debt Instrument [Line Items]
Long-term debt					0																				70,000,000		0
Long-term Debt, by Maturity [Abstract]
Long-term debt					$ 0																				70,000,000		0
Debt amount		$ 210,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries		3
Number of vessels against which loan was secured | carriers		3
Number of vessels delivered | carriers		(1)
Debt Instrument, Term		5 years
Interest Expense [Member]
Long-term Debt, by Maturity [Abstract]
Amortization of deferred charges																									$ 4,100,000		$ 4,100,000
Subsequent Event [Member] | US$ 210 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt amount																														$ 210,000,000
Subsequent Event [Member] | Floating Rate Debt [Member]
Long-term Debt, by Maturity [Abstract]
Number of vessels sold | vessel																															1